Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Loss before income tax	$ (3,552)	$ (2,743)		$ (3,981)
Adjustments for
Amortization of intangible assets	236	261		538
Depreciation of property, plant and equipment	109	126		109
Impairment of intangible assets and goodwill	8	28		28
Impairment of property, plant and equipment	7	15		32
Equity-settled share-based payment	357	54		34
Finance costs	1,701	1,490		1,056
Net impairment loss on financial assets	19	63		56
Finance income	(65)	(53)		(85)
(Gain)/Loss on disposal of property, plant and equipment	(1)	9		1
Loss on disposal of intangible assets	0		[1]	1
Gain on disposal of associate	(2)	0		0
Share listing and associated expenses	353	0		0
Share of loss of equity-accounted investees (net of tax)	8	8			[1]
Change in provisions	15	31		(1)
Adjustments to reconcile profit (loss)	(807)	(711)		(2,212)
Changes in:
- Inventories	(1)	2		2
- Deposits pledged	(83)	0		0
- Trade and other receivables	(181)	31		(75)
- Trade and other payables	137	42		181
Cash used in operations	(935)	(636)		(2,104)
Income tax paid	(3)	(7)		(8)
Net cash used in operating activities	(938)	(643)		(2,112)
Cash flows from investing activities
Acquisition of property, plant and equipment	(73)	(22)		(98)
Purchase of intangible assets	(12)	(18)		(42)
Proceeds from disposal of property, plant and equipment	25	63		6
Acquisition of businesses, net of cash acquired	0	(3)		(22)
Acquisition of additional interests in associate	(16)	0		(10)
Proceeds from disposal of associate	8	0		0
Net (acquisitions of)/proceeds from other investments	(2,717)	(359)		579
Restricted cash		(30)		(99)
Interest received	28	51		79
Net cash (used in)/from investing activities	(2,757)	(318)		393
Cash flows from financing activities
Proceeds from exercise of share options	46	5		6
Proceeds from the reverse recapitalization	4,425	0		0
Proceeds from bank loans	1,980	8		0
Repayment of bank loans	(176)	(106)		(69)
Payment of lease liabilities	(24)	(30)		(28)
Proceeds from issuance of convertible redeemable preference shares	463	1,389		1,938
Acquisition of non-controlling interests without change in control	(460)		[1]	(203)
Proceeds from subscription of shares in subsidiaries by non-controlling interests without change in control	443	329		327
Deposits pledged	(23)	0		0
Interest paid	(108)	(17)		(20)
Net cash from financing activities	6,566	1,578		1,951
Net increase in cash and cash equivalents	2,871	617		232
Cash and cash equivalents at January 1	2,004	1,372		1,128
Effect of exchange rate fluctuations on cash held	(37)	15		12
Cash and cash equivalents at December 31	$ 4,838	$ 2,004		$ 1,372

[1]	Amount less than $1 million